MFS® U.S. Government Cash Reserve Fund
MFS® U.S. Government Cash Reserve Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® U.S. Government Cash Reserve Fund	A	529A	B	529B	C	529C	R1	R2	R3	R4
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses - MFS® U.S. Government Cash Reserve Fund		A	B	C	529A	529B	529C	R1	R2	R3	R4
Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.27%	0.27%	0.27%	0.37%	0.37%	0.37%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.67%	1.02%	1.77%	1.77%	1.67%	1.17%	0.92%	0.67%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	none	none	(0.30%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.67%	1.67%	1.67%	0.72%	1.72%	1.72%	1.67%	1.17%	0.92%	0.67%
[1]	MFS Fund Distributors, Inc., has agreed to in writing to waive the Class A service fee and the Class 529A service fee to 0.00% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2016. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2016, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	68	268	485	1,108
B	570	826	1,107	1,777
C	270	526	907	1,976
529A	74	295	534	1,221
529B	575	852	1,155	1,882
529C	275	552	955	2,080
R1	170	526	907	1,976
R2	119	372	644	1,420
R3	94	293	509	1,131
R4	68	214	373	835

Expense Example No Redemption - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	170	526	907	1,777
C	170	526	907	1,976
529B	175	552	955	1,882
529C	175	552	955	2,080

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.

In buying and selling investments for the fund, MFS follows Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Risks

You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate, Credit, Redemption, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, large or frequent redemptions, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the fund’s share price to decrease to below $1.00.

Issuer Focus Risk:  The fund’s performance could be more volatile than the performance of more diversified funds.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2015, was 0.00%. During the period(s) shown in the bar chart, the highest quarterly return was 1.26% (for the calendar quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for the calendar quarter ended December 31, 2014).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Returns - MFS® U.S. Government Cash Reserve Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares	none	none	1.44%
B	B Shares	(4.00%)	(0.40%)	1.05%
C	C Shares	(1.00%)	none	1.05%
529A	529A Shares	none	none	1.35%
529B	529B Shares	(4.00%)	(0.40%)	0.97%
529C	529C Shares	(1.00%)	none	0.97%
R1	R1 Shares	none	none	1.01%
R2	R2 Shares	none	none	1.19%
R3	R3 Shares	none	none	1.30%
R4	R4 Shares	none	none	1.41%